Balance Sheet Details	6 Months Ended
Jun. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance Sheet Details

6. Balance Sheet Details

Prepaid expenses and other current assets consisted of the following as of June 30, 2026 and December 31, 2025 (in thousands):

	As of June 30, 2026	As of December 31, 2025
Prepaid expenses	$436	$833
Tax receivable	167	-
Prepaid directors’ and officers’ insurance	552	990
Total prepaid expenses and other current assets	$1,155	$1,823

Accrued expenses and other current liabilities consisted of the following as of June 30, 2026 and December 31, 2025 (in thousands):

	As of June 30, 2026	As of December 31, 2025
Accrued professional fees	$125	$388
Accrued legal contingency	9,642	9,594
HMRC payable	360	136
Investment payable	8,000	-
Accrued board of directors’ fees, year to date	206	-
Accrued other	111	14
Total accrued expenses and other current liabilities	$18,444	$10,132